UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-00249

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds I

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Mid Cap Value Fund	January 31, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 95.88%
Basic Industry – 8.99%
Axalta Coating Systems †	4,500	$141,750
Berry Global Group †	4,351	257,535
Celanese Class A	2,100	227,136
Eastman Chemical	2,100	208,278
Graphic Packaging Holding	9,050	146,157
USG †	4,100	158,506
WR Grace & Co.	1,850	136,567
		1,275,929
Business Services – 1.99%
Brink’s	2,050	170,970
ManpowerGroup	850	111,681
		282,651
Capital Spending – 9.12%
AECOM †	4,050	158,395
Allison Transmission Holdings	1,500	66,360
Gates Industrial †	4,500	88,200
HD Supply Holdings †	3,600	140,004
ITT	4,300	240,800
KBR	6,950	141,363
Quanta Services †	3,450	132,791
Spirit AeroSystems Holdings Class A	1,950	199,602
United Rentals †	700	126,777
		1,294,292
Consumer Cyclical – 3.65%
BorgWarner	1,850	104,081
DR Horton	3,600	176,580
Johnson Controls International	1,368	53,530
Stanley Black & Decker	1,100	182,853
		517,044
Consumer Services – 6.22%
Cable One	150	105,905
Cinemark Holdings	2,250	82,800
Darden Restaurants	900	86,265
Hasbro	1,150	108,755
Marriott International Class A	1,070	157,654
Meredith	1,743	115,282
PVH	750	116,310
VF	1,350	109,539
		882,510
Consumer Staples – 1.45%
Tyson Foods Class A	1,350	102,749

NQ-577 [1/18] 3/18 (446936)     1

Schedule of investments
Delaware Mid Cap Value Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Staples (continued)
US Foods Holding †	3,200	$102,816
		205,565
Energy – 8.17%
Andeavor	2,150	232,544
Helmerich & Payne	950	68,429
Hess	3,600	181,836
Marathon Oil	14,750	268,303
Newfield Exploration †	5,750	182,045
SM Energy	5,700	133,095
Superior Energy Services †	6,450	67,403
Whiting Petroleum †	925	25,826
		1,159,481
Financial Services – 23.56%
Affiliated Managers Group	800	159,704
American Financial Group	3,700	419,358
Bank of Hawaii	1,550	129,689
Comerica	3,750	357,075
East West Bancorp	6,400	421,824
Fifth Third Bancorp	6,950	230,045
Hancock Holding	3,950	212,115
Raymond James Financial	4,050	390,379
Reinsurance Group of America	1,850	289,803
Synchrony Financial	4,550	180,544
Torchmark	3,025	274,821
Validus Holdings †	1,679	113,668
WR Berkley	2,250	164,205
		3,343,230
Healthcare – 4.88%
Becton Dickinson and Co.	550	133,617
Cigna	650	135,427
Quest Diagnostics	1,000	105,820
Service Corp. International	3,500	139,895
Zimmer Biomet Holdings	1,400	177,968
		692,727
Real Estate Investment Trusts – 8.07%
Apartment Investment & Management	1,750	73,220
Brandywine Realty Trust	10,350	185,679
CBL & Associates Properties	3,550	19,738
Equity Residential	2,100	129,381
Highwoods Properties	3,550	169,974
Host Hotels & Resorts	9,900	205,524
Kimco Realty	6,100	97,051

2     NQ-577 [1/18] 3/18 (446936)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts (continued)
Life Storage	1,500	$124,650
VEREIT	19,350	139,320
		1,144,537
Technology – 11.26%
Agilent Technologies	2,450	179,903
Avnet	3,250	138,125
Citrix Systems †	750	69,570
Fiserv †	900	126,756
Flex †	7,400	133,274
Keysight Technologies †	3,075	143,664
Qorvo †	1,300	93,301
Symantec	4,250	115,727
Synopsys †	3,450	319,505
Teradyne	4,300	197,112
Western Digital	900	80,082
		1,597,019
Transportation – 2.62%
CSX	1,950	110,701
JB Hunt Transport Services	1,100	132,913
Southwest Airlines	2,100	127,680
		371,294
Utilities – 5.90%
CMS Energy	3,550	158,863
Edison International	2,000	125,060
IDACORP	1,950	168,246
Public Service Enterprise Group	3,950	204,887
WEC Energy Group	2,800	180,040
		837,096
Total Common Stock (cost $9,291,210)		13,603,375

	Principal amount°
Short-Term Investments – 3.74%
Discount Notes – 0.04%≠
Federal Home Loan Bank
1.268% 2/5/18	2,982	2,981
1.305% 2/8/18	2,483	2,482
		5,463

NQ-577 [1/18] 3/18 (446936)     3

Schedule of investments
Delaware Mid Cap Value Fund (Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements – 2.76%
Bank of America Merrill Lynch
1.28%, dated 1/31/18, to be repurchased on 2/1/18,
repurchase price $74,098 (collateralized by US
government obligations 1.181% 10/31/19; market value
$75,578)	74,096	$74,096
Bank of Montreal
1.17%, dated 1/31/18, to be repurchased on 2/1/18,
repurchase price $148,196 (collateralized by US
government obligations 1.25%-4.25%
4/30/19–11/15/45; market value $151,155)	148,191	148,191
BNP Paribas
1.30%, dated 1/31/18, to be repurchased on 2/1/18,
repurchase price $168,968 (collateralized by US
government obligations 0.00%–2.50%
5/15/18–11/15/45; market value $172,341)	168,962	168,962
		391,249
US Treasury Obligation – 0.94%≠
US Treasury Bill 1.169% 2/1/18	134,249	134,249
		134,249
Total Short-Term Investments (cost $530,961)		530,961

Total Value of Securities – 99.62%
(cost $9,822,171)		14,134,336
Receivables and Other Assets Net of Liabilities – 0.38%		53,810
Net Assets Applicable to 2,165,667 Shares Outstanding – 100.00%		$14,188,146

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars.
†	Non-income producing security.

See accompanying notes.

4     NQ-577 [1/18] 3/18 (446936)

Notes
Delaware Mid Cap Value Fund	January 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Equity Funds I (Trust) – Delaware Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end Oct. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

NQ-577 [1/18] 3/18 (446936)     5

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$13,603,375	$—	$13,603,375
Short-Term Investments	—	530,961	530,961
Total Value of Securities	$13,603,375	$530,961	$14,134,336

During the period ended Jan. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Nov. 1, 2017.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Jan. 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6     NQ-577 [1/18] 3/18 (446936)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: